Debt - Senior Secured Credit Facilities - Additional Information (Detail) - Summit Materials, LLC [Member] - USD ($)			6 Months Ended		12 Months Ended
	Jul. 17, 2015	Mar. 17, 2015	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Mar. 11, 2015
Debt Instrument [Line Items]
Financing fees				$ 31,672,000	$ 71,631,000		$ 3,115,000
Interest expense			$ 40,200,000	$ 36,800,000	73,600,000	$ 78,600,000	$ 50,100,000
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 650,000,000
Quarterly principal repayments percentage					0.25%
Frequency of periodic payment					Term debt are due on the last business day of each March, June, September and December
Maturity date					Jul. 17, 2022
Basis spread on variable rate	0.25%
Basis spread description	25 basis point
Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.751
Senior Secured Credit Facilities [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument interest rate (as a percent)	2.25%
Senior Secured Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%
Senior Secured Credit Facilities [Member] | Libor Floor Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 235,000,000
Revolving credit commitment		$ 235,000,000						$ 150,000,000
Revolving credit facility, maturity date		Mar. 11, 2020
Financing fees					400,000
Outstanding letters of credit					$ 0
Revolving Credit Facility [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Revolving Credit Facility [Member] | Libor Plus Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Effective interest rate					4.30%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate - Revolving credit commitments, minimum interest rate					2.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.25%
Letter of Credit [Member]
Debt Instrument [Line Items]
Revolving credit commitment					$ 210,600,000
Outstanding letters of credit					$ 24,400,000
Term Loan Facility [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 422,000,000
Revolving credit commitment	$ 650,000,000